PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         THE STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                         STRONG ENDEAVOR LARGE CAP FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                     STRONG ADVISOR U.S. MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND


                 Supplement to the Prospectus dated May 1, 2002,
                      as supplemented on October 11, 2002


                         THE STRONG ADVISOR EQUITY FUNDS
                                     CLASS Z

                        STRONG ADVISOR COMMON STOCK FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR U.S. VALUE FUND

                 Supplement to the Prospectus dated May 1, 2002


STRONG ADVISOR MID CAP GROWTH FUND
Effective immediately, Messrs. Brandon M. Nelson and Ronald C. Ognar are the Portfolio Co-Managers of the Strong Advisor Mid Cap Growth Fund. Mr. Nelson's

                                                             (CONTINUED ON BACK)
biography can be found below, and Mr. Ognar's biography can be found on page 27 of the Advisor Equity Funds - Classes A, B, and C prospectus, and on page 14 of the Advisor Equity Funds - Class Z prospectus.

BRANDON M. NELSON co-manages the Fund. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst designation. He has co-managed the Fund since March 2003. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.


            The date of this Prospectus Supplement is March 31, 2003.







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